SHARE CAPITAL (Narrative) (Details)								1 Months Ended			6 Months Ended	12 Months Ended
	Jul. 01, 2019 USD ($)	Feb. 04, 2019 USD ($) $ / shares shares	Jan. 02, 2019 USD ($) shares	Jul. 03, 2018 USD ($) shares	May 15, 2018 USD ($) shares	May 11, 2018 USD ($) shares	Jan. 02, 2018 USD ($) shares	Aug. 21, 2019 USD ($) $ / shares shares	Jun. 28, 2019 USD ($) $ / shares shares	Nov. 20, 2018	Jul. 03, 2018 USD ($) shares	Aug. 31, 2019 USD ($) Share shares	Aug. 31, 2018 USD ($) shares	Aug. 31, 2017 USD ($) shares	Jun. 30, 2017 USD ($)	Aug. 31, 2016 shares
Statements [Line Items]
Consolidation of common shares										one new share for ten old shares (1:10)
Number of shares outstanding | shares												58,575,787	29,103,411	14,846,938		8,885,703
Increase (decrease) in number of shares outstanding | shares		3,124,059						8,326,957
Equity Issuance, Price per Share | $ / shares		$ 1.33						$ 1.25
Gross proceeds from issuing shares								$ 10,400,000
Payments for share issue costs		$ 107,000						1,769,000				$ 1,876,000	$ 2,562,000	$ 7,210,000
Finders fee		$ 72,000						$ 624,000
Percentage of finders fee		6.00%						6.00%
Proceeds from issuance of equity		$ 4,160,000										$ 25,024,000	$ 19,882,000	$ 88,774,000
Number of shares issued for exercise of warrants | shares												1,048,770
Exercise of warrants for shares issued | shares												1,048,770
Units issued - financing (Shares) | shares					11,745,386	1,509,100							13,254,486
Units issued, price per unit					$ 1.50	$ 1.50
Proceeds from units issued					17,600,000	2,300,000
Weighted average exercise price of warrants granted in share-based payment arrangement					1.70	$ 1.70
Unit issuance costs					$ 2,500,000								$ 2,413,000
Shares issued for interest on convertible note (Shares) | shares												545,721	1,001,987
Shares issued for interest on convertible note												$ 687,000	$ 1,416,000
Number of share options granted in share-based payment arrangement | Share												1,554,000
Stock options compensation expense												$ 730,000
Number of share options expired in share-based payment arrangement | Share												46,300
Number of share options cancelled in share-based payment arrangement | shares												262,250
Deferred share unit liability												$ 113,000
Deferred share unit expense												113,000
Deferred share units share based compensation												63,000
Deferred share units director fees												$ 50,000
Deferred share units issued | shares												183,370
Deferred share units fully vested | shares												32,561
Restricted share units liability												$ 101,000
Aggregate restricted share units expense												102,000
Restricted share units expense												86,000
Restricted share units expense capitalized												$ 15,000
Restricted share units issued | shares												223,443
Liberty Metals And Mining Holdings Llc [Member]
Statements [Line Items]
Increase (decrease) in number of shares outstanding | shares								7,575,758
Equity Issuance, Price per Share | $ / shares								$ 1.32
Gross proceeds from issuing shares								$ 10,000,000
Hosken Consolidated Investments Limited [Member]
Statements [Line Items]
Increase (decrease) in number of shares outstanding | shares		2,141,942						6,940,000
Equity Issuance, Price per Share | $ / shares								$ 1.32
Gross proceeds from issuing shares								$ 9,100,000
Units issued - financing (Shares) | shares					1,509,100
Deepkloof Limited [Member]
Statements [Line Items]
Increase (decrease) in number of shares outstanding | shares									1,111,111
Equity Issuance, Price per Share | $ / shares									$ 1.17
Proceeds from issuance of equity									$ 1,300,000
Deepkloof Limited [Member] | Minimum [Member]
Statements [Line Items]
Proportion of ownership and voting rights held by non-controlling interests									20.05%
Deepkloof Limited [Member] | Maximum [Member]
Statements [Line Items]
Proportion of ownership and voting rights held by non-controlling interests									22.60%
Convertible Notes [Member]
Statements [Line Items]
Shares issued for interest on convertible note (Shares) | shares			545,721	757,924			244,063				7,579,243
Shares issued for interest on convertible note	$ 687,000		$ 687,160	$ 724,780			$ 691,110				$ 724,780
Borrowings			$ 19,990,000	$ 19,990,000			$ 19,990,000				$ 19,990,000	$ 14,853,000	$ 13,925,000		$ 20,000,000
Expensed [Member]
Statements [Line Items]
Stock options compensation expense												638,000
Capitalized to mineral properties [Member]
Statements [Line Items]
Stock options compensation expense												$ 92,000